Note 5 - Segmented Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
5.
SEGMENTED INFORMATION

All of the Company’s operations are within the mining industry and its major products are precious metals doré and precious and base metals concentrates which are refined or smelted into pure silver, gold, lead and zinc and sold to global metal brokers. Transfer prices between reporting segments are set on an arms-length basis in a manner similar to transactions with third
parties. Coins and bullion cost of sales are based on transfer prices.

A reporting segment is defined as a component of the Company that:
•	engages in business activities from which it may earn revenues and incur expenses;
•	whose operating results are reviewed regularly by the entity’s chief operating decision maker; and
•	for which discrete financial information is available.

For the year ended
December
31,
2019,
the Company's reporting segments includes its
six
operating mines in Mexico during the year including the La Parrilla mine which has temporarily suspended milling operations effective
September 2, 2019
and the San Martin mine which was suspended effective
July 2019
due to a growing insecurity in the area and safety concerns for our workforce.

Effective
January 1, 2019,
the Company
no
longer considers the La Guitarra mine, which was placed on care and maintenance on
August 3, 2018
as a significant reporting segment. Accordingly, it has been grouped in the “others” category for the year ended
December
31,
2019
and
2018.
The “others” category also consists of the Company’s corporate assets including cash and cash equivalents, other development and exploration properties (Note
15
), debt facilities (Note
20
), intercompany eliminations, and corporate expenses which are not
allocated to operating segments. The segmented information for the comparative periods have been adjusted to reflect the Company's reporting segments for the reporting period ended
December
31,
2019
for consistency.

Management evaluates segment performance based on mine operating earnings. Therefore, other income and expense items are not
allocated to the segments.

Year Ended December 31, 2019 and 2018		Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures
Mexico
San Dimas	2019	$185,999	$100,120	$28,491	$57,388	$42,511
	2018	102,515	60,762	19,052	22,701	20,485
Santa Elena	2019	94,378	53,605	12,204	28,569	23,004
	2018	83,116	52,154	12,352	18,610	18,908
La Encantada	2019	50,867	36,609	11,648	2,610	13,225
	2018	24,533	30,215	13,955	(19,637)	16,938
La Parrilla	2019	14,023	16,152	3,422	(5,551)	10,503
	2018	29,908	26,758	24,944	(21,794)	14,191
Del Toro	2019	7,627	11,615	1,718	(5,706)	4,886
	2018	17,923	19,170	8,612	(9,859)	11,620
San Martin	2019	10,554	13,143	7,022	(9,611)	4,869
	2018	33,925	22,903	8,608	2,414	9,302
Others	2019	496	902	1,079	(1,485)	25,196
	2018	9,009	7,200	6,144	(4,335)	15,743
Consolidated	2019	$363,944	$232,146	$65,584	$66,214	$124,194
	2018	$300,929	$219,162	$93,667	$(11,900)	$107,187

During the year ended
December
31,
2019,
the Company had
six
(
December
31,
2018
-
eight
) customers that accounted for
100%
of its doré and concentrate sales revenue, with
one
major customer accounting for
85%
of total revenue (
2018
-
one
major customers for
72%
).

At December 31, 2019 and 2018		Mining Interests		Property, plant	Total	Total
		Producing	Exploration	and equipment	mining assets	assets	Total liabilities
Mexico
San Dimas	2019	$193,433	$8,699	$116,556	$318,688	$375,359	$61,476
	2018	182,434	3,705	120,218	306,357	368,460	59,990
Santa Elena	2019	45,046	18,592	47,787	111,425	134,666	23,867
	2018	33,447	14,316	39,664	87,427	104,955	16,753
La Encantada	2019	23,091	1,104	14,736	38,931	71,255	21,563
	2018	39,564	5,660	43,060	88,284	111,887	13,972
San Martin	2019	53,088	14,289	16,043	83,420	87,248	15,987
	2018	50,406	12,538	18,373	81,317	92,835	23,386
La Parrilla	2019	20,065	7,348	7,723	35,136	56,270	8,384
	2018	17,172	3,486	7,603	28,261	52,383	9,784
Del Toro	2019	11,129	5,566	6,002	22,697	37,546	7,899
	2018	9,601	3,082	5,775	18,458	36,760	7,624
Others	2019	21,496	40,445	27,792	89,733	265,579	226,427
	2018	21,027	39,175	16,391	76,593	158,830	200,028
Consolidated	2019	$367,348	$96,043	$236,639	$700,030	$1,027,924	$365,603
	2018	$353,651	$81,962	$251,084	$686,697	$926,110	$331,537